Related Party (Tables)	6 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Related Party Transactions

Key management compensation is comprised of the following:

	Three months ended March 31,		Six months ended March 31,
	2025	2024	2025	2024
Short-term employee benefits	5,207	4,201	9,490	8,138
Long-term employee benefits	113	—	224	—
Post-employment benefits	203	192	442	470
Termination benefits	476	—	476	—
Share-based compensation	122	172	243	3,124
Total	6,121	4,565	10,875	11,732